Trade and Other Payables	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Trade and other payables	TRADE AND OTHER PAYABLES

	United States Dollar
	2021	2020

Trade payables	165.0	133.4
Accruals and other payables	297.9	271.6
Payroll payables	42.8	43.0
Leave pay accrual	54.4	55.6
Interest payable on loans	7.4	7.5
Damang – contract termination	10.2	39.5
Trade and other payables	577.7	550.6